Annual Total Returns[BarChart] - Transamerica PIMCO Tactical - Conservative VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.15%)	1.70%	8.44%	8.93%	(1.77%)	5.22%	10.70%	(4.92%)	17.86%	10.22%